UNITED STATES
SECRITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008
Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):       [   ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Gibson Capital Management, Ltd.
Address:       6600 Brooktree Court, Suite 2200
                        Wexford, PA  15090


13F File Number: 28-12998

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Brenda S. Gibson
Title:               CEO/CCO
Phone:          724-934-3200

Signature, Place, and Date of Signing:
Brenda S. Gibson    Wexford, PA             October 29, 2008

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934
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FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 10

Form 13F Information Table Value Total: 178,014 (x$1000)

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

ISSUER	TTL OF CLS     CUSIP	 VALUE   SH/  SHS or  PT/ INV  OTH	VTNG AUTH
        			($1000)  PR    PR AM  CL   DIS MGR    SL    SH      NO
ISHRS TR   KLD 400 IDX 464288570   2,910   SH  64,544    SOLE  NONE 4,334     0    60,210
ISHRS TR   US TIPS FD  464287176   14,328  SH  141,445   SOLE  NONE 132,290   0    9,155
ISHRS TR   RUSL 1000VL 464287598   2,229   SH  34,886    SOLE  NONE 34,296    0    590
ISHRS TR   RUSL 2000VL 464287630   204     SH  3,036     SOLE  NONE 3,036     0    0
ISHRS TR   RUSL 3000   464287689   495     SH  7,194     SOLE  NONE 7,194     0    0
ISHRS TR   RUSL 3000VL 464287663   18,365  SH  219,228   SOLE  NONE 208,683   0    10,545
SP SR TR   DJ REIT ETF 78464A607   1,173   SH  17,361    SOLE  NONE 17,361    0    0
SP IDX FD  DJ ITL REL  78463X863   10,237  SH  268,254   SOLE  NONE 250,878   0    17,376
VGD FDS    REIT ETF    922908553   28,604  SH  70,453    SOLE  NONE 463,673   0    6,780
VGD FDS    STK MK ETF  922908769   99,469  SH  1,704,397 SOLE  NONE 1,662,336 0    42,061


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